Credit Facilities and Guarantees (Tables)	12 Months Ended
Jun. 29, 2014
Schedule of Outstanding Borrowings Under the Credit Facilities	Outstanding borrowings under the Credit Facilities were as follows (thousands of dollars):
	June 29, 2014	June 30, 2013
STRATTEC Credit Facility	$—	$—
ADAC-STRATTEC Credit Facility	$2,500	$2,250

Schedule of Average Outstanding Borrowings and the Weighted Average Interest Rate

Average outstanding borrowings and the weighted average interest rate under each Credit Facility during 2014 and 2013 were as follows (thousands of dollars):

	Average Outstanding Borrowings		Weighted Average Interest Rate
	2014	2013	2014	2013
STRATTEC Credit Facility	$—	$—	—%	—%
ADAC-STRATTEC Credit Facility	$2,643	$1,696	1.7%	2.0%